LVIP T. Rowe Price 2050 Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–51.67%
INVESTMENT COMPANIES–51.67%
Equity Funds–36.32%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	257,616	$3,151,417
LVIP SSGA S&P 500 Index Fund	978,680	28,397,379
LVIP SSGA Small-Cap Index Fund	81,017	2,403,446
		33,952,242
Fixed Income Fund–0.62%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	57,880	580,998
		580,998
International Equity Fund–14.73%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,221,436	13,768,027
		13,768,027
Total Affiliated Investments (Cost $28,956,069)		48,301,267

UNAFFILIATED INVESTMENTS–48.40%
INVESTMENT COMPANIES–48.40%
Equity Funds–35.79%
**T. Rowe Price Emerging Markets Discovery Stock Fund	195,458	2,779,416
**T. Rowe Price Growth Stock Fund	88,037	8,441,860
**T. Rowe Price Mid-Cap Growth Fund	18,528	1,722,001
**T. Rowe Price Mid-Cap Value Fund	48,146	1,487,223
**T. Rowe Price New Horizons Fund	18,774	938,297
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Real Assets Fund	424,885	$6,228,820
**T. Rowe Price Small-Cap Value Fund	29,921	1,486,748
**T. Rowe Price Value Fund	221,895	10,378,048
		33,462,413
Fixed Income Funds–0.33%
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,853	17,251
**T. Rowe Price U.S. Treasury Long-Term Fund	39,172	288,306
		305,557
International Equity Funds–11.19%
**T. Rowe Price Emerging Markets Stock Fund	70,211	2,447,550
**T. Rowe Price International Stock Fund	174,371	3,524,048
**T. Rowe Price International Value Equity Fund	236,359	4,495,548
		10,467,146
International Fixed Income Fund–0.08%
**T. Rowe Price International Bond Fund	8,588	72,913
		72,913
Money Market Fund–1.01%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	942,964	942,964
		942,964
Total Unaffiliated Investments (Cost $39,051,558)		45,250,993

TOTAL INVESTMENTS–100.07% (Cost $68,007,627)	93,552,260
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(61,670)
NET ASSETS APPLICABLE TO 6,915,300 SHARES OUTSTANDING–100.00%	$93,490,590

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2050 Fund–1

LVIP T. Rowe Price 2050 Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-51.67%@
Equity Funds-36.32%@
✧✧LVIP SSGA Mid-Cap Index Fund	$3,416,301	$100,001	$150,000	$(15,613)	$(199,272)	$3,151,417	257,616	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	29,731,502	1,074,999	1,150,000	27,852	(1,286,974)	28,397,379	978,680	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,656,219	—	—	—	(252,773)	2,403,446	81,017	—	—
Fixed Income Fund-0.62%@
✧✧LVIP SSGA Bond Index Fund	565,660	—	—	—	15,338	580,998	57,880	—	—
International Equity Fund-14.73%@
✧✧LVIP SSGA International Index Fund	13,051,522	250,000	550,000	(19,532)	1,036,037	13,768,027	1,221,436	—	—
Total	$49,421,204	$1,425,000	$1,850,000	$(7,293)	$(687,644)	$48,301,267		$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2050 Fund–2